Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of provisions

	2023	2022
Reclamation obligations, opening balance	$296.2	$242.9
Reclamation obligations from the Acquisition (Note 8)	244.0	—
Dispositions (Note 9)	(129.9)	—
Revisions in estimates and obligations	29.9	42.7
Expenditures	(27.3)	(4.2)
Accretion expense (Note 26)	34.2	14.8
Reclamation obligations, closing balance	$447.1	$296.2
Litigation	10.5	7.0
Litigation from the Acquisition (1)	34.6	$—
Dispositions (Note 9)	(18.2)	$—
Total provisions	$474.0	$303.2
(1) These provisions are from the Acquisition (Note 8) for various claims, largely in Brazil and Argentina for labour matters.

Maturity analysis of total provisions:	December 31, 2023	December 31, 2022
Current	$41.6	$17.9
Non-current	432.4	285.3
	$474.0	$303.2